SEGMENT REPORTING	12 Months Ended
Dec. 31, 2018
SEGMENT REPORTING
31. SEGMENT REPORTING

The Group operates in one segment whose business is developing and operating online games and related services. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group generates its revenues from customers in the Greater China (including PRC, Taiwan, Hong Kong and Macau), North America and other areas for the years ended December 31, 2016, 2017 and 2018.

The following geographic area information includes revenue based on location of players for the years ended December 31, 2016, 2017 and 2018:

	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				(Note 3)
Greater China	48,041,372	19,690,716	16,430,205	2,389,674
North America	3,012,901	51,156,109	-	-
Other areas	5,145,013	2,301,731	1,001,653	145,684
Total	56,199,286	73,148,556	17,431,858	2,535,358

A majority of the Group's assets are located in Greater China.